Other Losses Other Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Pension and other post-employment non-service costs (note 10)	$ (17,332)	$ (4,990)
Acquisition and transition-related costs (note 3)	(11,609)	(687)
Other	15,085	2,725
Other losses	$ (44,026)	$ (8,402)